Post-Employment Benefits - Summary of Asset Allocation by Asset Type and Geography (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 3,024	kr 4,428
Equity securities	9,895	10,422
Debt securities	40,866	39,138
Real estate	4,611	4,725
Investment funds	3,469	3,649
Assets held by insurance company	1,289	1,200
Other	1,168	1,377
Fair value of plan assets	kr 64,322	kr 64,939
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	70.00%	66.00%
Sweden [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	kr 935	kr 3,124
Equity securities	4,434	4,079
Debt securities	10,642	8,663
Real estate	4,228	4,269
Investment funds	1,673	1,803
Fair value of plan assets	21,912	21,938
US [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	585	382
Equity securities	729	795
Debt securities	17,329	17,650
Investment funds	1,151	1,478
Other	105	97
Fair value of plan assets	19,899	20,402
United Kingdom [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	1,416	834
Equity securities	2,293	3,116
Debt securities	9,410	9,331
Real estate	154	244
Investment funds	415	160
Other	697	914
Fair value of plan assets	14,385	14,599
Other Countries [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	88	88
Equity securities	2,439	2,432
Debt securities	3,485	3,494
Real estate	229	212
Investment funds	230	208
Assets held by insurance company	1,289	1,200
Other	366	366
Fair value of plan assets	kr 8,126	kr 8,000
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	0.00%	0.00%
Equity securities [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	18.00%	16.00%
Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	23.00%	68.00%
Real estate [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Assets held by insurance company [member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	100.00%	100.00%
Other [Member]
Disclosure of fair value of plan assets [line items]
Percentage Of plan assets allocation of which unquoted	33.00%	41.00%